INCOME TAX - Tax losses and excess of presumptive income (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 1,046,172	$ 904,584
Excess of presumptive income not recognized as deferred tax assets	243,021	267,481
Tax loss carry forwards and excess of presumptive income not recognized as deferred tax assets	1,289,193	1,172,065
Not later than one year [member]
Disclosure of income tax [Line Items]
Excess of presumptive income not recognized as deferred tax assets		61,152
Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	15	66
Excess of presumptive income not recognized as deferred tax assets	44,318	45,738
Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets		1,216
Excess of presumptive income not recognized as deferred tax assets	60,302	61,296
Later than three years and not later than four years [member]
Disclosure of income tax [Line Items]
Excess of presumptive income not recognized as deferred tax assets	51,056	51,077
Later than four years and not later than five years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	174,370	173,118
Excess of presumptive income not recognized as deferred tax assets	58,965	48,218
Later than five years and not later than six years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	279,545	271,685
Excess of presumptive income not recognized as deferred tax assets	28,380
Later than six years and not later than seven years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	156,521
Later than seven years and not later than eight years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	4,293
Without expiration date [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 431,428	$ 458,499